Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
Basic and diluted net loss per common share for the three months ended March 31, 2026 and 2025 was calculated as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
Numerator:
Net loss	$(16,429,430)	$(3,308,219)
Less: Cumulative preferred dividends	—	—
Net loss attributable to common stockholders	$(16,429,430)	$(3,308,219)
Denominator:
Weighted average common shares outstanding—basic and diluted	10,233,183	10,000,000
Net loss per share attributable to common stockholders— basic and diluted	$(1.61)	$(0.33)
The Company follows the two-class method when computing earnings per share as the Company has issued shares that meet the definition of participating securities. The two-class method determines earnings per share for each class of common and participating securities according to the dividends declared or accumulated and participation rights in undistributed earnings. The two-class method required income available to common shareholders for the period to be allocated between common and participating securities based on their respective rights to receive dividends as if all income for the period had been distributed.
Basic net loss per share of common stock is calculated by dividing the net loss, adjusted for earnings allocated to participating securities, by the weighted-average number of shares of common stock outstanding during the period. Diluted loss per share is computed by dividing net loss for the period by the weighted-average number of shares of common stock and common stock equivalents outstanding (unless their effect is anti-dilutive) for the period.
The Company’s potentially dilutive securities, which include options to purchase shares of the Company’s common stock subject to future vesting and potential common shares issuable upon conversion of the Company’s SAFEs and convertible preferred stock, have been excluded from the computation of diluted as the effect is antidilutive.
The Company excluded the following potential shares of common stock, presented based on amounts outstanding at each stated period end, from the computation of dilutes net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	March 31,
	2026	2025
Stock options	1,395,686	-
SAFEs (1)	2,787,526	-
Convertible preferred stock	3,973,369	2,991,852
Total potentially dilutive shares	8,156,581	2,991,852
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(1)The number of shares from SAFEs assumes a conversion on the one year anniversary. If an equity financing or business combination occurs before the one year anniversary, the number of potentially dilutive shares could vary.
Net Loss Per Share
Basic and diluted net loss per common share for the years ended December 31, 2025 and 2024 was calculated as follows:

	For the Years Ended December 31,
	2025	2024
Numerator:
Net loss	$(26,661,677)	$(4,699,469)
Less: Cumulative preferred dividends	—	—
Net loss attributable to common stockholders	$(26,661,677)	$(4,699,469)
Denominator:
Weighted average common shares outstanding—basic and diluted	10,174,887	10,000,000
Net loss per share attributable to common stockholders— basic and diluted	$(2.62)	$(0.47)
The Company follows the two-class method when computing earnings per share as the Company has issued shares that meet the definition of participating securities. The two-class method determines earnings per share for each class of common and participating securities according to the dividends declared or accumulated and participation rights in undistributed earnings. The two-class method required income available to common shareholders for the period to be allocated between common and participating securities based on their respective rights to receive dividends as if all income for the period had been distributed.
Basic net loss per share of common stock is calculated by dividing the net loss, adjusted for earnings allocated to participating securities, by the weighted-average number of shares of common stock outstanding during the period. Diluted loss per share is computed by dividing net loss for the period by the weighted-average number of shares of common stock and common stock equivalents outstanding (unless their effect is anti-dilutive) for the period.
The Company’s potentially dilutive securities, which include options to purchase shares of the Company’s common stock subject to future vesting and potential common shares issuable upon conversion of the Company’s SAFEs and convertible preferred stock, have been excluded from the computation of diluted as the effect is antidilutive.
The Company excluded the following potential shares of common stock, presented based on amounts outstanding at each stated period end, from the computation of dilutes net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2025	2024
Convertible preferred stock	3,973,369	2,579,168
SAFEs(1)	2,067,669	—
Stock options	1,461,162	—
Total potentially dilutive shares	7,502,200	2,579,168
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(1)The number of shares from SAFEs assumes a conversion on the one year anniversary. If an equity financing or business combination occurs before the one year anniversary, the number of potentially dilutive shares could vary.